Adv Inv | Spartan Mid Cap Index Fund
Fund Summary Fund/Class: Spartan®Mid Cap Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Adv Inv Spartan Mid Cap Index Fund	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses Adv Inv Spartan Mid Cap Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.12%	0.12%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.21%	0.08%
Acquired fund fees and expenses		0.01%	0.01%
Total annual operating expenses	[1]	0.34%	0.21%
Fee waiver and/or expense reimbursement	[2]	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.23%	0.09%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Adv Inv Spartan Mid Cap Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	24	9
3 years	96	53
5 years	178	104
10 years	418	254

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Russell Midcap® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	12.89%	March 31, 2013
Lowest Quarter Return	-4.44%	June 30, 2012
Year-to-Date Return	3.48%	March 31, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns Adv Inv Spartan Mid Cap Index Fund	Past 1 year	Life of class		Inception Date
Investor Class Return Before Taxes	34.48%	23.89%	[1]	Sep. 08, 2011
Investor Class Return After Taxes on Distributions	33.88%	23.45%	[1]	Sep. 08, 2011
Investor Class Return After Taxes on Distributions and Sale of Fund Shares	19.82%	18.72%	[1]	Sep. 08, 2011
Fidelity Advantage Class Return Before Taxes	34.64%	24.05%	[1]	Sep. 08, 2011
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	34.76%	24.21%	[1]	Sep. 08, 2011
[1]	From September 8, 2011.